Note 14 – Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Note 14 – Stockholders Equity

Note 16 - Stockholders’ Equity (Deficit)

Common Stock

As of September 30, 2025, the Company has 500,000,000 shares of common stock authorized and 190,104,140 shares of common stock issued and outstanding. The remaining authorized shares of common stock are available for purposes of satisfying the conversion of preferred stock and the exercise and future grant of common stock options, warrants and restricted shares.

The Company completed the acquisition of the Simplified Companies on January 2, 2024 (refer Note 4). On February 28, 2025, the first tranche of deferred equity shares, consisting of 2,000,000 common stock, was issued to Robinpaws LLC as part of the purchase consideration for the business acquisition.

On May 9, 2025, pursuant to Certificate of Designation for the Series C Preferred Stock, Mr. Vincent Napolitano converted 18,750,000 Series C Preferred shares into 18,750,000 shares of common stock at par value $0.0001 of Stewards, Inc. On May 9, 2025, all outstanding shares of Series C preferred stock were converted on a one for one basis into common stock and distributed as follows; 1) VK Nap Family LLC, 10,359,375 shares 2) S&T Family Limited Partnership, 5,578,125 shares, and 3) Stewards Investment Capital, 2,812,500 shares.

On September 9, 2024, the Company entered into a securities purchase agreement (the “ Securities Purchase Agreement”) with certain purchasers (the “Purchasers) for the purchase and sale of Company’s securities. In an initial closing, the Company issued (i) 8,000,000 of the Common Units, each such Common Unit consisted of one share of the Company’s common stock with a par value $0.0001 per share (“Common Stock”), common warrants (“Warrants”) to purchase one Common Stock, for every one share of common stock purchased and a pre-funded warrant (“Pre-funded Warrant”) to purchase 3/200th share of Common Stock purchased. Pursuant to the Purchase Agreement, the Common stock were sold at a purchase price of $0.25 per share, five-year Common warrants having exercise price of $0.40 per share and the Pre-funded warrants having exercise price of $0.0001 per share. The sale of the Units to the Purchasers closed on December 12, 2024 (the “initial closing Date”). The aggregate gross proceeds to the Company from the December 2024 Offering were approximately $2,000,000 before deducting placement agent fees and expenses and other transaction costs of $207,600.

In a second closing dated August 14, 2025, the Company issued (i) 1,750,000 of the Common Units, each such Common Unit consisted of one share of the Company’s common stock with a par value $0.0001 per share (“Common Stock”), common warrants (“Warrants”) to purchase one Common Stock, for every one share of common stock purchased and a pre-funded warrant (“Pre-funded Warrant”) to purchase 3/200th share of Common Stock purchased. Pursuant to the Purchase Agreement, the Common stock were sold at a purchase price of $0.25 per share, five-year Common warrants having exercise price of $0.40 per share and the Pre-funded warrants having exercise price of $0.0001 per share. The sale of the Units to the Purchasers closed on August 14, 2025 (the “Second closing date”). The aggregate gross proceeds to the Company from the August 2025 Offering were approximately $437,500, before deducting placement agent fees and expenses and other transaction costs of $51,350.

On June 4, 2025, the Company issued 400,000 common stock to various stockholders for the first closing as registration delay payments based on the Registration Rights Agreement entered into as part of the offering that occurred in December 2024. On August 14, 2025, the Company issued 87,500 common stock to various stockholders for the second closing as registration delay payments based on the Registration Rights Agreement entered into as part of the offering that occurred in December 2024. The stock issuance on June 4, 2025 and August 14, 2025 were valued at $100,000 and $21,875 respectively, which has been recognized as expenses during the nine months ended September 30, 2025.

Common Stock Warrants

As part of the Purchase Agreement dated September 9, 2024, the Company issued 8,000,000 common stock warrants on December 11, 2024 with a term of five years expiring December 11, 2029. These common stock warrants were determined to be equity-classified. As of September 30, 2025, all common stock warrants were outstanding and exercisable at $0.40 per share. The aggregate fair value of the common stock warrants issued in 2024 was $1,087,831 and is recorded within stockholders’ equity (deficit) on the condensed consolidated balance sheets.

As part of the Purchase Agreement dated September 9, 2024, the Company further issued 1,750,000 common stock warrants on August 14, 2025 with a term of five years expiring August 13, 2030. These common stock warrants were determined to be equity-classified. As of September 30, 2025, all common stock warrants were outstanding and exercisable at $0.40 per share. The aggregate fair value of the common stock warrants issued on August 14, 2025 was $292,042 and is recorded within stockholders’ equity (deficit) on the condensed consolidated balance sheets.

On June 4, 2025, the Company issued 400,000 common stock warrants for the first closing to various stockholders as registration delay payments based on the Registration Rights Agreement entered into as part of the offering that occurred in December 2024. On August 14, 2025, the Company issued 87,500 common stock warrants for the second closing to various stockholders as registration delay payments based on the Registration Rights Agreement entered into as part of the offering that occurred on December 2024. These common stock warrants have same terms and conditions as per the Purchase Agreement dated September 9, 2024. The aggregate fair value of the common stock warrants issued on June 4, 2025 and August 14, 2025 was $51,148, and $44,580 respectively, and is recorded within stockholders’ equity (deficit) on the condensed consolidated balance sheets. This amount has been recognized as expenses during the nine months ended September 30, 2025.

The fair value of the common stock warrants was determined using Black-Scholes model, based on the following assumptions at the issuance date:

Dividend Yield	0%
Expected Volatility	75%
Risk- free interest rate	3.93% - 4.33%
Expected term	4.25 - 5 Years

Series A Preferred Stock

On May 8, 2025, the Company issued to Stewards International Funds PCC 32,000,000 shares of Series A preferred shares for a total investment of $8,000,000.

On July 14, 2025, the Company signed subscription agreements with Forfront Capital LLC to purchase 1,000,000 shares of Series A preferred shares for a total investment of $250,000.

On August 4, 2025, the Company signed subscription agreements with Stewards International Funds PCC to purchase 4,000,000 shares of Series A preferred shares for a total investment of $1,000,000.

On September 2, 2025, the Company signed subscription agreements with Forfront Capital LLC to purchase 200,000 shares of Series A preferred shares for a total investment of $50,000.

Also on August 25, 2025, the Company entered into a Conversion Agreement with Forfront, LLC, an affiliate of the Company, for it to convert 10,000,000 shares of Series A Preferred Stock into 10,000,000 shares of the newly created Series B Preferred Stock.

As of September 30, 2025 and December 31, 2024, the Company is authorized to issue 71,250,000 shares of Series A preferred stock, 64,220,000 and 37,020,000 shares of which were issued and outstanding respectively.

The following is a description of the material rights of the Company’s Series A preferred stock:

Voting - The holders of Series A preferred stock vote together with the holders of common stock and any other class or series of stock entitled to vote thereon as a single class on an as-converted basis.

Dividend - Each holder shall be entitled to receive an annual dividend of six percent (6%) of the Stated Value times the number of Preferred Shares held by such holder payable on a quarterly basis beginning at the end of the Company’s fiscal quarter following the original issue date. Dividends on the Preferred Shares are payable, at the Company’s option, in (a) cash or (b) shares of the Company’s common stock, or a combination thereof, and shall be non-cumulative.

Liquidation Preference - Holders of Series A preferred stock are entitled to a liquidation preference of $0.25 per share, the Stated Value of the newly created preferred stock, over the Company’s common stock and Series C preferred stock in the event of a dissolution, liquidation or winding up of the Company.

Conversion Rights - After twenty-four months, each share of Series A Preferred Stock may be converted into shares of common stock, the number of which is determined according to the following formula, subject to adjustments for stock splits, stock dividends, recapitalizations, reorganizations, reclassifications, combinations, subdivisions or other similar events: Conversion Amount ($0.25) / Conversion Price ($0.25).

In connection with any conversion, each holder of Series A Preferred Stock is subject to a beneficial ownership limitation of 9.99% of our outstanding common stock.

Redemption - The Company may, in its sole discretion, elect to redeem all or a portion of the outstanding Preferred Shares at the Redemption Amount. As used herein, the term “Redemption Amount” shall equal the Stated Value. If the Company does not redeem all of the outstanding Preferred Shares, but instead opts for a partial redemption, it must be done in at least $250,000 increments, and for every $250,000 redeemed, the Company will issue to the holder a warrant to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share.

Series C Preferred Stock

On May 9, 2025, pursuant to Certificate of Designation for the Series C Preferred Stock, 18,750,000 Series C preferred stocks were converted into 18,750,000 shares of common stock at par value $0.0001 of Stewards, Inc.

On August 25, 2025, the Company filed a withdrawal to the certificate of designation, as amended, for the Series C preferred stock.

As of September 30, 2025, Series C preferred stocks have been withdrawn. As of December 31, 2024, the Company is authorized to issue 18,750,000 shares of Series C preferred stock, all of which remained issued and outstanding.

The following is a description of the material rights of the Company’s Series C preferred stock:

Voting - The Series C preferred stock shall vote on any matter that may, from time to time, be submitted to the Company’s shareholders for a vote, on a 25-for-one basis. If the Company effects a stock split that either increases or decreases the number of shares of common stock outstanding and entitled to vote, the voting rights of the Series C preferred stock shall not be subject to adjustment unless specifically authorized.

Conversion - The Series C preferred stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, at the office of the Company or any transfer agent for such stock, into such number of fully paid and non-assessable shares of common stock as is determined by dividing the Original Issue Price of the Series C preferred stock by the Series C Conversion Price applicable to such share, determined as hereafter provided, in effect on the date the certificate is surrendered for conversion.

Each share of Series C preferred stock shall automatically be converted into shares of common stock at the applicable Series C Conversion Price in effect for such share immediately upon the earlier of (i) except as provided below in Section 4(c), the Company’s sale of its common stock in a public offering pursuant to a registration statement under the Securities Act of 1933, as amended; (ii) a liquidation, dissolution or winding up of the Company as defined in Section 2(c) above but subject to any liquidation preference required by Section 2(a) above; or (iii) the date specified by written consent or agreement of the holders of a majority of the then-outstanding shares of Series C preferred stock.

Dividend - Subject to the rights of any existing series of preferred stock or to the rights of any series of preferred stock that may, from time to time hereafter, come into existence, the holders of shares of Series C preferred stock shall be entitled to receive non-cumulative dividends, out of any assets legally available therefor, upon any payment of any dividend (payable other than in common stock or other securities and rights convertible into, or entitling the holder thereof to receive, directly or indirectly, additional shares of common stock of the Company) on the common stock of the Company, as and if declared by the Board of Directors, as if the Series C preferred stock had been converted into common stock.

Liquidation Preference - In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, subject to the rights of any existing series of preferred stock or to the rights of any series of preferred stock that may, from time to time hereafter, come into existence, the holders of the Series C preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock by reason of their ownership thereof, an amount per share equal to the price per share actually paid to the Company upon the initial issuance of the Series C preferred stock (each, the “the Original Issue Price”) for each share of Series C preferred stock then held by them, plus declared but unpaid dividends. Unless the Company can establish a different Original Issue Price in connection with a particular sale of Series C preferred stock, the Original Issue Price shall be $0.0001 per share for the Series C preferred stock. If, upon the occurrence of any liquidation, dissolution or winding up of the Company, the assets and funds thus distributed among the holders of the Series C preferred stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then, subject to the rights of any existing series of preferred stock or to the rights of any series of preferred stock that may, from time to time hereafter, come into existence, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the each series of preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series B Preferred Stock

On August 25, 2025, the Board of Directors and shareholders of the Company approved the creation of Series B Preferred Stock. Under the Certificate of Designation, filed on August 25, 2025, each share of Series B Preferred Stock shall have a par value of $0.0001 per share.

Also on August 25, 2025, the Company entered into a Conversion Agreement with Forfront, LLC, an affiliate of the Company, for it to convert 10,000,000 shares of Series A Preferred Stock into 10,000,000 shares of the newly created Series B Preferred Stock. The conversion has been treated as preferred stock extinguishment where the fair value of Series B preferred stock has been recognized and the carrying value of Series A preferred stock has been derecognized with the difference recorded in accumulated deficit. The difference of $3,700,000 has been treated as a deemed dividend.

Finally, on August 25, 2025, the Company entered into a Voting Agreement with Forfront, LLC, the sole Holder of the Series B Preferred Stock, in which Forfront agreed to vote its shares of Series B Preferred Stock in accordance with the direction of a majority vote of the Company’s three founders, which includes Vincent Napolitano, Shaun Quinn and Glen Steward, with the Company’s President receiving an irrevocable proxy to vote the shares. The term of the irrevocably proxy under the Voting Agreement terminates upon the earlier of (i) a period of fifteen (15) years from August 25, 2025, with the ability to extend; (ii) mutual written agreement of the parties to terminate the Voting Agreement; (iii) when there are no shares of Series B Preferred Stock outstanding; or (iv) the dissolution or liquidation of the Company.

The conversion to Series B Preferred Stock and the Voting Agreement are part of a strategic initiative to streamline our capital structure, enhance governance control during a critical phase involving corporate rebranding, and align leadership with long-term objectives without diluting economic interests of non-affiliate shareholders. The Board determined this related-party transaction to be fair under Nevada law and ratified it by majority voting power.

The following is a description of the material rights of the Company’s Series B preferred stock:

Voting - The Series B preferred stock shall vote on any matter that may from time to time be submitted to the Company's shareholders for a vote, on a 50-for-one basis.

Conversion - The Series B preferred stock shall be convertible, at the option of the holder thereof, at any time after five years from the date of issuance of such share, at the office of the Company or any transfer agent for such stock, into such number of fully paid and non-assessable shares of common stock on a one-to-one basis.

Dividend - The holders of shares of Series B preferred stock shall not be entitled to receive any dividends, out of any assets legally available therefor, on the common stock of the Company, as and if declared by the Board of Directors.

Liquidation Preference - The Series B Preferred Stock shall not have any value in the event of any liquidation, dissolution or winding up of the Corporation, either voluntary or involuntary.

Note 14 – Stockholders Equity

Common Stock

On May 31, 2023, pursuant to Certificate of Designation for the Series C Preferred Stock, Mr. Vincent Napolitano converted 6,250,000 Series C Preferred shares into 25,000,000 shares of common stock at par value $0.0001 of Stewards, Inc.

On July 1, 2023, the Company issued 1,600,000 shares of common stock to a consultant for services valued at $400,000,

On July 7, 2023, the Company issued 15,000,000 shares of common stock at a price of $0.25 per share to a Stewards Investment Capital Limited for serving on the advisory board for a 3 year term from June 2023 to May 2026. The outstanding stock subscription receivable pertains to remaining service period from Jan 2025 to May 2026 and there are no significant conditions or contingencies associated with the services.

On July 14, 2023, the Company issued 400,000 shares of common stock to another consultant for services valued at $100,000.

On July 7, 2023, the Company issued another 20,000,000 shares of common stock to Favo Holdings, LLC in accordance with the FAVO Group Acquisition. On the same date, the Company also issued a further 2,400,000 shares to LIRO Holdings LCC in in connection with the promissory note extension.

On December 5, 2023, the Company issued 200,000 shares of common stock to a third party for services valued at $50,000.

In 2023, before the FAVO Group acquisition in May 2023 (Note 4) by Stewards, Inc., Favo Group LLC and Fore Funding LLC distributed their profits $296,935 and $888,047 respectively as per the terms and conditions in the LLC agreements. The profits were distributed to the members of the LLC respectively, namely Vincent Napolitano and Shaun Quin.

On February 28, 2024, the Company issued 1,000,000 shares of common stock to ROBINPAWS LLC as part of the purchase consideration for the business acquisition.

On February 28,2024, the Company issued 125,000 shares of common stock to a consultant for services valued at $31,250.

On July 24, 2024, the Company issued 200,000 shares of commons stock to a consultant for services valued at $50,000.

On July 24, 2024, the Company issued 600,000 shares of common stock to LIRO Holdings for the extension of their existing notes valued at $150,000.

As of December 31, 2024 the Company has 500,000,000 shares of common stock authorized and 97,479,734 shares of common stock issued and outstanding. The remaining authorized shares of common stock are available for purposes of satisfying the conversion of preferred stock and the exercise and future grant of common stock options, warrants and restricted shares.

Securities Purchase agreement

On September 9, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain purchasers (the “Purchasers”) for the purchase and sale of Company’s securities. In an initial closing, the Company issued 8,000,000 of the Common Units, each such Common Unit consisted of one share of the Company’s common stock with a par value $0.0001 per share (“Common Stock”), common warrants (“Warrants”) to purchase one Common Stock, for every one share of common stock purchased and a pre-funded warrant (“Pre-funded Warrant”) to purchase 3/200th share of Common Stock purchased. Pursuant to the Securities Purchase Agreement, the Common Units were sold at a purchase price of $0.25 per share, with five-year Warrants having exercise price of $0.40 per share and the Pre-funded Warrants having exercise price of $0.0001 per share.

The sale of the Units to the Purchasers closed on December 12, 2024. The aggregate gross proceeds to the Company from the December 2024 offering were approximately $2,000,000 before deducting placement agent fees and expenses and other transaction costs of $207,600.

In a second closing, the Company issued 1,750,000 of the Common Units. Pursuant to the Securities Purchase Agreement, the Common Units were sold at a purchase price of $0.25 per share, with five-year Warrants having exercise price of $0.40 per share and the Pre-funded Warrants having exercise price of $0.0001 per share. The sale of the Common Units to the Purchasers closed on July 30, 2025. The aggregate gross proceeds to the Company from the July 2025 offering were approximately $437,500, before deducting placement agent fees and expenses and other transaction costs of $51,350.

The Company issued an additional 5% in common stock and 5% in warrants to all participants of the offering for the first and second closing, in lieu of the effectiveness deadline extension to December 31, 2025. As a result, the Company issued 487,500 shares of common stock and warrants to purchase 487,500 shares of common stock to the investors.

Common Stock Warrants

On September 9, 2024, the Company entered into a securities purchase agreement with certain purchasers and issued 8,000,000 common stock warrants.

As of December 31, 2024 and 2023, the following common stock warrants were outstanding:

Issuance date	Expiration date	Balance sheet classification	Exercise price per share	December 31, 2024	December 31, 2023
December 11, 2024	December 11, 2029	Stockholders’ equity	$0.40	8,000,000	—
				8,000,000	—

The fair value of common stock warrants issued at exercise price of $0.40 per share was determined using Black-Scholes model to be $0.14 per share, based on the following assumptions as the issuance date.

Dividend Yield	0%
Expected Volatility	75%
Risk- free interest rate	4.09%
Expected term	5 Years

The aggregate fair value of the Common Stock Warrants of $1,087,831 is classified in stockholders’ deficit on the consolidated balance sheet.

Preferred Stock

Series C Preferred Stock

On December 6, 2018, the Company created 25,000,000 shares of Series C Preferred Stock out of the 25,000,000 shares that were already authorized. On that same date, the Company issued 25,000,000 shares of the Series C preferred stock to Custodian Ventures, LLC, for a promissory note valued at $25,000 and for services valued at $173,056. On December 12, 2018, Custodian Ventures, LLC sold the 25,000,000 shares of Series C Preferred Stock to Vincent Napolitano as part of a change of control.

The following is a description of the material rights of our Series C Preferred Stock.

Each share of Series C Preferred Stock shall have a par value of $0.0001 per share. The Series C Preferred Stock shall vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on a 25 for one basis. If the Company effects a stock split which either increases or decreases the number of shares of Common Stock outstanding and entitled to vote, the voting rights of the Series C shall not be subject to adjustment unless specifically authorized.

Each share of Series C Preferred Stock shall be convertible into 1 shares of Common Stock (“Conversion Ratio”), at the option of a Holder, at any time and from time to time, from and after the issuance of the Series C Preferred Stock.

Subject to the rights of any existing series of Preferred Stock or to the rights of any series of Preferred Stock which may from time to time hereafter come into existence, the holders of shares of Series C Preferred Stock shall be entitled to receive dividends, out of any assets legally available therefor, upon any payment of any dividend (payable other than in Common Stock or other securities and rights convertible into or entitling the holder thereof to receive, directly or indirectly, additional shares of Common Stock of the Corporation) on the Common Stock of the Corporation, as and if declared by the Board of Directors, as if the Series C Preferred Stock had been converted into Common Stock.

In the event of any liquidation, dissolution or winding up of the Corporation, either voluntary or involuntary, subject to the rights of any existing series of Preferred Stock or to the rights of any series of Preferred Stock which may from time to time hereafter come into existence, the holders of the Series C Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Corporation to the holders of Common Stock by reason of their ownership thereof, an amount per share equal to the price per share actually paid to the Corporation upon the initial issuance of the Series C Preferred Stock (each, the “the Original Issue Price”) for each share of Series C Preferred Stock then held by them, plus declared but unpaid dividends. Unless the Corporation can establish a different Original Issue Price in connection with a particular sale of Series C Preferred Stock, the original issue price shall be $0.0001 per share for the Series C Preferred Stock. If, upon the occurrence of any liquidation, dissolution or winding up of the Corporation, the assets and funds thus distributed among the holders of the Series C Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then, subject to the rights of any existing series of Preferred Stock or to the rights of any series of Preferred Stock which may from time to time hereafter come into existence, the entire assets and funds of the corporation legally available for distribution shall be distributed ratably among the holders of the each series of Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

The Series C Preferred Stock shares are nonredeemable other than upon the mutual agreement of the Company and the holder of shares to be redeemed, and even in such case only to the extent permitted by this Certificate of Designation, the Corporation’s Articles of Incorporation and applicable law.

Series C Preferred Stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, at the office of the Corporation or any transfer agent for such stock, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing the Original Issue Price of the Series C Preferred Stock by the Series C Conversion Price applicable to such share, determined as hereafter provided, in effect on the date the certificate is surrendered for conversion.

Each share of Series C Preferred Stock shall automatically be converted into shares of Common Stock at the applicable Series C Conversion Price in effect for such share immediately upon the earlier of (i) except as provided below in Section 4(c), the Corporation’s sale of its Common Stock in a public offering pursuant to a registration statement under the Securities Act of 1933, as amended; (ii) a liquidation, dissolution or winding up of the Corporation as defined in section 2(c) above but subject to any liquidation preference required by section 2(a) above; or (iii) the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Series C Preferred Stock.

On May 31, 2023, pursuant to Certificate of Designation for the Series C Preferred Stock, Mr. Vincent Napolitano converted 6,250,000 Series C Preferred shares into 25,000,000 common shares at par value $0.0001 of Stewards, Inc.

On June 7, 2023, the Company filed with the Secretary of State of the State of Nevada a Certificate of Amendment to the Articles of Incorporation to increase the authorized shares of Preferred Stock of the Company (the “Amendment”). The Amendment increased the authorized shares of Preferred Stock the Company may issue from 25,000,000 shares to 50,000,000 shares of Preferred Stock, par value $0.0001 per share. The Amendment did not increase the Company’s authorized shares of Common Stock, which remains at 500,000,000 shares, par value $0.0001 per share. The Amendment was approved by the board of directors by unanimous written consent resolution dated May 31, 2023 signed by all the members of the board of directors. The Amendment was also approved by certain shareholders of the Company holding a majority of the total issued and outstanding voting shares of the Company by written consent resolution dated May 31, 2023.

On November 22, 2023, the Company elected to decrease its authorized shares of Series C preferred shares from 25,000,000 shares down to 18,250,000 shares.

As of December 31, 2024 and 2023, 18,750,000 shares of Series C preferred stock remained outstanding, respectively.

Series A Preferred Stock

On May 31, 2023, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up to 20,000,000 shares, par value $0.0001. Under the Certificate of Designation, filed on June 5, 2023, holders of Series A Preferred Stock are entitled to a liquidation preference of $0.25 per share, the Stated Value of the newly created preferred stock, over our common stock and Series C Preferred Stock in the event of a dissolution, liquidation or winding up of the company. The holders of Series A Preferred Stock vote together with the holders of Common Stock and any other class or series of stock entitled to vote thereon as a single class on an as converted basis. Each holder shall be entitled to receive an annual dividend of six percent (6%) of the Stated Value times the number of Preferred Shares held by such holder payable on a quarterly basis beginning at the end of the Company’s fiscal quarter following the original issue date. Dividends on the Preferred Shares are payable, at the Company's option, in (a) cash or (b) shares of the Company's Common Stock or a combination thereof. The Company may, in its sole discretion, elect to redeem all or a portion of the outstanding Preferred Shares at the Redemption Amount. As used herein, the term “Redemption Amount” shall equal the Stated Value. If the Company does not redeem all of the outstanding Preferred Shares, but instead opts for a partial redemption, it must be done in at least $250,000 increments and for every $250,000 redeemed the Company will issue to the Holder a warrant to purchase 1,000,000 shares of the Company’s Common Stock at an exercise price of $0.25 share.

On November 27, 2023, the Company elected to increase its authorized shares of Series A preferred shares from 20,000,000 shares to 81,250,000 shares.

From June 30, 2023 to December 5, 2023, the Company issued another 28,420,000 shares of Series A Preferred stock to Forfront Capital, LLC in accordance with the FAVO Group Acquisition and additional investments.

In the year ended December 31, 2024, the Company issued another 8,600,000 shares of Series A Preferred Stock to Forefront Capital LLC for additional investment.

As of December 31, 2024 and 2023, 37,020,000 and 28,420,000 shares of Series A preferred stock with par value of $0.0001 remained outstanding, respectively.